Employee benefits (Details 5)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate on all plans	6.75%	7.50%
Price inflation	3.09%	3.00%
Future pension increase	3.18%	3.00%
Healthcare cost increase	4.50%	4.50%
Ticket cost increase	3.00%	3.00%
Education cost increase	3.00%	3.00%
Pilots [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Future salary increase	4.00%	4.00%
Cabin crew [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Future salary increase	4.00%	4.00%
Other employees [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Future salary increase	4.00%	4.00%